Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Foreign exchange losses	$ (2)	$ (4)
Gain on debt prepayment option (Note 30(b))	0	105
Loss on debt redemption or purchase (Note 19(b))	(11)	(224)
Other	56	26
Total non operating income (expense)	$ 43	$ (97)